FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Share Price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price (as a percent)	5.00%
Sensitivity analysis, decrease in share price (as a percent)	5.00%
Share Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 342,159	$ 1,962,781
Impact of 5% increase (decrease) in value of share price	(327,980)	(1,920,539)
Warrant Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	91,131	$ (712,629)
Conversion Option Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	412,020
Impact of 5% increase (decrease) in value of share price	(394,838)
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	42,763,037		$ 38,697,354
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 35,584,549		$ 27,744,314